2014 Private Placements (Detail) (USD $)	3 Months Ended
Mar. 31, 2014
Class of Warrant or Right [Line Items]
Proceeds	$ 27,375,000
Fair value of warrants	(30,987,900)
Fair value of conversion feature	(25,602,600)
Convertible promissory notes
Fair value amounts in excess of proceeds	(29,215,500)
January
Class of Warrant or Right [Line Items]
Proceeds	11,325,000
Fair value of warrants	(8,871,000)
Fair value of conversion feature	(6,342,600)
Convertible promissory notes
Fair value amounts in excess of proceeds	(3,888,600)
February
Class of Warrant or Right [Line Items]
Proceeds	16,050,000
Fair value of warrants	(22,116,900)
Fair value of conversion feature	(19,260,000)
Convertible promissory notes
Fair value amounts in excess of proceeds	$ (25,326,900)